LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Disclosure of carrying lease liabilities amounts and the interest expense changes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Abstract]
Current lease liabilities	$ 231,526	$ 460,690
Long-term lease liabilities	622,795	380,035
Total lease liabilities	854,321	840,725	$ 934,871
Lease Interest expenses	$ 58,673	$ 76,345	$ 68,785